UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21403

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

(Exact Name of Registrant as Specified In Its Charter)

Address of Principal Executive Offices:	385 East Colorado Boulevard
Pasadena, CA 91101

Name and address of agent for service:	Charles A. Ruys de Perez
385 East Colorado Boulevard
Pasadena, CA 91101

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: December 31, 2007

Date of reporting period: March 31, 2007

Item 1 – Schedule of Investments

Portfolio of Investments

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

March 31, 2007 (Unaudited)

(Amounts in Thousands)

	Rate	Maturity Date	Par	Value

Long-Term Securities — 95.7%
U.S. Government and Agency Obligations — 81.8%
Treasury Inflation-Protected SecuritiesA — 81.8%
United States Treasury Inflation-Protected Security	3.625%	1/15/08	$18,855	$19,143	B
United States Treasury Inflation-Protected Security	3.875%	1/15/09	14,180	14,698	B
United States Treasury Inflation-Protected Security	0.875%	4/15/10	9,508	9,194	B
United States Treasury Inflation-Protected Security	2.375%	4/15/11	74,132	75,096	B
United States Treasury Inflation-Protected Security	3.000%	7/15/12	28,142	29,498	B,C
United States Treasury Inflation-Protected Security	1.875%	7/15/13	53,447	52,749	B
United States Treasury Inflation-Protected Security	1.625%	1/15/15	25,757	24,727	B
United States Treasury Inflation-Protected Security	2.000%	1/15/16	31,051	30,572	B
United States Treasury Inflation-Protected Security	2.375%	1/15/17	31,614	32,082	B
United States Treasury Inflation-Protected Security	2.375%	1/15/25	10,523	10,591	B
United States Treasury Inflation-Protected Security	2.000%	1/15/26	3,212	3,053	B
United States Treasury Inflation-Protected Security	2.375%	1/15/27	7,999	8,065	B

Total U.S. Government and Agency Obligations (Cost — $305,472)				309,468

Corporate Bonds and Notes — 8.9%
Automobiles — 3.0%
Ford Motor Co.	7.450%	7/16/31	7,435	5,753	B
General Motors Corp.	8.375%	7/15/33	6,000	5,385	B

				11,138

Diversified Financial Services — 0.3%
Fuji Co. Ltd.	9.870%	12/31/49	1,025	1,079	D,E

Health Care Providers and Services — 0.9%
HCA Inc.	5.750%	3/15/14	4,000	3,415

Leisure Equipment and Products — 0.3%
Eastman Kodak Co.	7.250%	11/15/13	1,200	1,212

Media — 1.6%
Comcast Corp.	5.900%	3/15/16	1,900	1,933
News America Inc.	7.625%	11/30/28	1,790	2,006
Time Warner Inc.	7.700%	5/1/32	1,750	1,984

				5,923

Oil, Gas and Consumable Fuels — 1.4%
Hess Corp.	7.875%	10/1/29	2,880	3,322
Hess Corp.	7.300%	8/15/31	120	133
Hess Corp.	7.125%	3/15/33	895	968
Kinder Morgan Energy Partners LP	7.300%	8/15/33	900	972

				5,395

Wireless Telecommunication Services — 1.4%
Sprint Capital Corp.	8.750%	3/15/32	4,610	5,437

Total Corporate Bonds and Notes (Cost — $35,430)				33,599

Yankee BondsF — 5.0%
Commercial Banks — 1.0%
Glitnir Banki Hf	6.693%	6/15/16	$1,240	$1,300	D,E
Kaupthing Bank Hf	7.125%	5/19/16	2,060	2,228	D

				3,528

Diversified Financial Services — 0.3%
UFJ Finance Aruba AEC	6.750%	7/15/13	1,025	1,104

Diversified Telecommunication Services — 0.7%
Deutsche Telekom International Finance BV	8.250%	6/15/30	2,175	2,694	G

Foreign Government — 2.9%
Russian Federation	5.000%	3/31/30	4,780	5,425	D,E
United Mexican States	7.500%	4/8/33	98	117
United Mexican States	6.750%	9/27/34	4,964	5,413

				10,955

Oil, Gas and Consumable Fuels — 0.1%
Gazprom	6.510%	3/7/22	490	498	D
Total Yankee Bonds (Cost — $17,591)				18,779

Total Long-Term Securities (Cost — $358,493)				361,846
Investment of Collateral From Securities Lending — 25.4%
State Street Navigator Securities Lending Prime Portfolio			95,930	95,930
Total Investment of Collateral From Lending (Cost — $95,930)				95,930
Total Investments — 121.4% (Cost — $454,423)				457,776
Obligation to Return Collateral For Securities Loaned — (25.4%)				(95,930)
Other Assets Less Liabilities — 4.3%				16,247
Net Assets — 100.0%				$378,093

	Expiration	Actual Contracts	Appreciation/ (Depreciation)

Futures Contracts PurchasedH
Eurodollar Futures	September 2007	380	(11)
Eurodollar Futures	June 2007	66	(20)
U.S. Treasury Notes Futures	June 2007	645	55
U.S. Treasury Notes Futures	June 2007	36	(21)

			$3

Options WrittenH
U.S. Treasury Notes Futures Put, Strike Price $108.00	April 2007	105	$0

A	Treasury Inflation-Protected Security –Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value
B	All or a portion of this security is on loan.
C	All or a portion of this security is collateral to cover futures and options contracts written.
D	Rule 144a Security—A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 2.79% of net assets.
E	Stepped Coupon Security—A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.
F	Yankee Bond—A dollar-denominated bond issued in the U.S. by foreign entities.
G	Credit Linked Security—The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
H	Options and futures are described in more detail in the notes to financial statements.

Security Valuation

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Trustees. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.

With respect to the Fund, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Securities Lending

The Fund may lend its securities to approved brokers to earn additional income, and will receive cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the Fund’s lending agent. Collateral is maintained over the life of the loan in an amount net loss than 100% of the value of the loaned securities. At March 31, 2007, the market value of the securities on loan to broker-dealers was $93,995 for which the fund received collateral of $96,007 in cash. Such collateral is in the Fund’s possession of the Fund’s custodian. The cash invested in the State Street Navigator Securities Lending Prime Portfolio is included in the Funds portfolio of investments. As with other extensions of credit, the Fund may bear the risk of delay in recovery or even loss of rights to the collateral should the borrower of the securities fail financially.

Options, Futures and Swap Agreements

The current market value of an exchange traded option is the last sale price or, in the absence of a sale, the price obtained by reference to broker-dealer quotations. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As the contract’s value fluctuates, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are generally priced daily based upon quotations from brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

The following is a summary of open credit default swap contracts outstanding at March 31, 2007:

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (CDX HVOL 7)	March 20, 2011	Specified amount upon credit event noticeA	0.75% Quarterly	$8,000	$14

				$8,000	$14

A	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will pay $1,000; upon default, the Fund will pay $10,000.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund (the “Registrant”) principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund
Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund
Date: May 29, 2007

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Treasurer and Principal Financial and Accounting Officer
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund
Date: May 23, 2007